INCOME TAXES (Details)	Sep. 30, 2022 USD ($)
Deferred tax assets:
Net operating tax carry forwards	$ 4,390,127
Other	(0)
Gross deferred tax assets	4,390,127
Valuation allowance	(4,390,127)
Net deferred tax assets	$ 0